GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
GOODWILL
NOTE 7:-     GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are as follows:

Balance as of December 31, 2013	$39,702

Foreign currency translation adjustments	(1,742)

Balance as of December 31, 2014	$37,960

Foreign currency translation adjustments	(2,139)

Balance as of December 31, 2015	$35,821